Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Summary of detailed information about lease assets and lease liabilities

	Land and buildings	Oil and gas properties 1	Other plant and equipment 1	Total
	US$m	US$m	US$m	US$m
Lease assets

Year ended 31 December 2024

Carrying amount at 1 January 2024	430	107	693	1,230

Acquisitions through assets acquisitions 2	172	-	-	172

Additions	37	-	111	148

Disposals at written down value	-	(1)	(1)	(2)

Lease remeasurements	16	17	10	43

Depreciation	(52)	(106)	(142)	(300)

Carrying amount at 31 December 2024	603	17	671	1,291

At 31 December 2024

Historical cost and remeasurements	825	518	1,235	2,578

Accumulated depreciation, impairment and disposals	(222)	(501)	(564)	(1,287)

Net carrying amount	603	17	671	1,291

Lease liabilities

Year ended 31 December 2024

At 1 January 2024	607	130	878	1,615

Acquisitions through assets acquisitions 2	178	-	-	178

Additions	37	-	111	148

Disposals	-	(7)	(1)	(8)

Repayments (principal and interest)	(83)	(118)	(210)	(411)

Accretion of interest	26	4	72	102

Lease remeasurements	(31)	24	6	(1)

Carrying amount at 31 December 2024	734	33	856	1,623
Current	55	32	102	189
Non-current	679	1	754	1,434
Carrying amount at 31 December 2024	734	33	856	1,623

Lease assets

Year ended 31 December 2023

Carrying amount at 1 January 2023	464	225	575	1,264

Additions	8	-	120	128

Transfer to assets held for sale	-	(3)	-	(3)

Lease remeasurements	7	59	125	191

Depreciation	(49)	(174)	(127)	(350)

Carrying amount at 31 December 2023	430	107	693	1,230

At 31 December 2023

Historical cost and remeasurements	600	502	1,115	2,217

Accumulated depreciation, impairment and disposals	(170)	(395)	(422)	(987)

Net carrying amount	430	107	693	1,230

Lease liabilities

Year ended 31 December 2023

At 1 January 2023	623	238	773	1,634

Additions	24	-	121	145

Transfer to liabilities directly associated with assets held for sale	-	(6)	(1)	(7)

Repayments (principal and interest)	(78)	(188)	(203)	(469)

Accretion of interest	27	12	63	102

Lease remeasurements	11	74	125	210

Carrying amount at 31 December 2023	607	130	878	1,615

Current	54	114	130	298

Non-current	553	16	748	1,317

Carrying amount at 31 December 2023	607	130	878	1,615

1.
Plant and equipment, which was a category in 2023, has been reviewed and presented as ‘oil and gas properties’ and ‘other plant and equipment’ in 2024. The 2023 amounts have been reclassified to be presented on the same basis.

2.	Refer to Note B.7 for details of asset acquisitions.

Summary of detailed information about maturity analysis of lease payments
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2024 US$m	2023 US$m
Due for payment in:
1 year or less	286	415
1-2 years	218	240
2-3 years	198	194
3-4 years	195	180
4-5 years	195	181
More than 5 years	899	1,032
	1,991	2,242

Summary of detailed information about contractual undiscounted cash flows associated with future lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2024 US$m	2023 US$m
Due for payment:
Within one year	32	33
After one year but not more than five years	775	889
Later than five years	2,360	1,242
	3,167	2,164